Income tax - Schedule of Tax Loss and Credit Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2022 EUR (€)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 2,134
Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	80
2023 - 2032 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	101
2023 - 2032 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2033 and onwards | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	437
2033 and onwards | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	80
Unlimited | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	1,596
Unlimited | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 0